Segment Reporting	6 Months Ended
Jun. 30, 2026
Segment Reporting
Segment Reporting

Note 22 - Segment Reporting

Starting in Q1 2026, gain on buy-backs on royalty and stream interests was included in segment profit. Prior to Q1 2026, gain on buy-back of royalty and stream interests was presented as a reconciling item between segment gross profit and consolidated net income before income taxes. Starting in Q1 2026, the segment measure was also relabeled as “segment profit”. The prior period comparative amounts have been reclassified accordingly, as applicable.

The Company’s reportable segments for purposes of assessing performance are presented as follows:

	For the three months ended June 30,
	2026
	Precious metals	Other mining	Energy	Total
Revenue
Revenue from royalty, streams and working interests	$498.7	$11.8	$70.4	$580.9
Total Revenue	$498.7	$11.8	$70.4	$580.9

Expenses
Costs of sales	$42.5	$—	$3.4	$45.9
Depletion and depreciation	63.4	3.1	17.4	83.9
Segment profit	$392.8	$8.7	$49.6	$451.1

	For the three months ended June 30,
	2025
	Precious metals	Other mining	Energy	Total
Revenue
Revenue from royalty, streams and working interests	$304.0	$10.2	$52.5	$366.7
Interest revenue	2.7	—	—	2.7
Total Revenue	$306.7	$10.2	$52.5	$369.4

Expenses
Costs of sales	$31.1	$—	$2.4	$33.5
Depletion and depreciation	44.8	2.8	16.2	63.8
Segment profit	$230.8	$7.4	$33.9	$272.1

	For the six months ended June 30,
	2026
	Precious metals	Other mining	Energy	Total
Revenue
Revenue from royalty, streams and working interests	$1,066.8	$35.0	$129.8	$1,231.6
Total Revenue	$1,066.8	$35.0	$129.8	$1,231.6

Expenses and other operating income
Costs of sales	$84.6	$0.1	$7.7	$92.4
Depletion and depreciation	118.2	9.0	34.4	161.6
Gain on buy-back of royalty and stream interests	(63.8)	—	—	(63.8)
Segment profit	$927.8	$25.9	$87.7	$1,041.4

	For the six months ended June 30,
	2025
	Precious metals	Other mining	Energy	Total
Revenue
Revenue from royalty, streams and working interests	$594.7	$27.0	$110.5	$732.2
Interest revenue	5.6	—	—	5.6
Total Revenue	$600.3	$27.0	$110.5	$737.8

Expenses and other operating income
Costs of sales	$65.1	$—	$6.9	$72.0
Depletion and depreciation	91.9	7.7	32.5	132.1
Segment profit	$443.3	$19.3	$71.1	$533.7

A reconciliation of segment profit to consolidated net income before income taxes is presented below:

	For the three months ended		For the six months ended
	June 30,		June 30,
	2026	2025	2026	2025
Segment profit	$451.1	$272.1	$1,041.4	$533.7

Other operating expenses (income)
General and administrative expenses	$7.8	$9.6	$17.0	$19.0
Share-based compensation (recovery) expenses	(3.5)	2.8	2.7	8.5
Impairment reversal(1)	—	(4.1)	-	(4.1)
Loss (gain) on sale of gold and silver bullion(1)	1.0	(42.2)	(2.1)	(49.3)
Corporate depreciation	0.1	0.2	0.3	0.3
Foreign exchange gain and other income	(7.1)	(4.1)	(19.5)	(9.8)
Income before finance items and income taxes	$452.8	$309.9	$1,043.0	$569.1

Finance items
Finance income	$6.8	$6.6	$12.3	$17.7
Finance expenses	(0.7)	(0.8)	(1.5)	(1.5)
Net income before income taxes	$458.9	$315.7	$1,053.8	$585.3
1.	Amounts were attributable to the precious metals reportable segment for the three months ended June 30, 2026 and 2025.